J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

JPMorgan Mid Cap Equity Fund

JPMORGAN TRUST II

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(All Share Classes)

(the “Funds”)

Supplement dated July 12, 2022

to the current Summary Prospectuses and Prospectuses, as supplemented

EQUITY FOCUS FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Equity Focus Fund until his retirement. Mr. Parton’s successor will be added to the portfolio management team prior to his retirement.

GROWTH ADVANTAGE FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Growth Advantage Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Larry H. Lee will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Growth Advantage Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2002	Managing Director
Felise Agranoff	2020	Managing Director
Larry H. Lee	2022	Managing Director

MID CAP EQUITY FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Mid Cap Equity Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager for the Fund’s growth investments. In order to provide additional depth and continuity to the portfolio management team, Daniel Bloomgarden will be added to the portfolio management team of the Fund effective immediately.

SUP-USEQ-722

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Equity Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2002	Managing Director
Timothy Parton	2010	Managing Director
Felise Agranoff	2020	Managing Director
Lawrence E. Playford	2020	Managing Director
Daniel Bloomgarden	2022	Managing Director

MID CAP GROWTH FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Mid Cap Growth Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Daniel Bloomgarden will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Growth Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2004	Managing Director
Felise Agranoff	2015	Managing Director
Daniel Bloomgarden	2022	Managing Director

SMALL CAP GROWTH FUND

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Small Cap Growth Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro	2004	Managing Director
Matthew Cohen	2016	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund” section of the Funds Prospectuses is hereby deleted in its entirety and replaced with the following:

Growth Advantage Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Larry H. Lee, Managing Director of JPMIM. Mr. Parton is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Lee is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2006, Mr. Lee covers the financials and business services sector for the Large Cap Growth Strategy and is a co-portfolio manager for the J.P. Morgan Growth Advantage and Large Cap Growth Strategies.

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Timothy Parton, Managing Director of JPMIM and a CFA charterholder, Lawrence E. Playford, Managing Director of JPMIM, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Daniel Bloomgarden, Managing Director of JPMIM and a CFA charterholder. Mr. Simon and Mr. Playford are primarily responsible for the Fund’s value investments while Mr. Parton, Mr. Bloomgarden and Ms. Agranoff are primarily responsible for the Fund’s growth investments.

Mr. Simon is the lead portfolio manager on the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Mr. Playford is a co-portfolio manager on the Fund’s value investments and shares authority in the day-to-day management of the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, is a senior member of the U.S. Equity Value team. He joined the U.S. Equity Value team as a research analyst in 2003 and became a portfolio manager in 2004.

Mr. Parton is the lead portfolio manager on the Fund’s growth investments and is a senior member of U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management on the Fund’s growth investments. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Bloomgarden is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Mid Cap Growth Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Daniel Bloomgarden, Managing Director of JPMIM and a CFA charterholder. Mr. Parton is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Bloomgarden is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Matthew Cohen, M.D., Managing Director of JPMIM. Mr. Shapiro is the lead portfolio manager on the Fund and is Chief Investment Officer of the U.S. Equity Growth team. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Dr. Cohen has been a portfolio manager since 2015 and a research analyst in the U.S. Equity Group since joining the firm in 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE